Subsequent Events	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Subsequent Events [Abstract]
Subsequent Events	(19) Subsequent Events Subsequent events have been evaluated through the August 12, 2022 issuance date of the financial statements and there were no events that required additional disclosures.
(19)	Subsequent Events
In preparing the consolidated financial statements as of and for the year ended December 31, 2021, the Company evaluated subsequent events for recognition and measurement purposes through August 29, 2022, which is the date the consolidated financial statements were available to be issued (“Original Issuance of Consolidated Financial Statements”). The Company noted no subsequent events to date that would materially impact the consolidated financial statement disclosures, except for the following:
Shares Authorized and Reserved
The Company has reserved shares of common stock for issuance related to stock options, warrants, restricted stock units, and future grants. Effective January 28, 2022, the Company increased the total authorized shares of common stock to 5,431,925 shares, and increased the aggregate number of shares reserved for issuance under the 2013 Incentive Stock Plan by 290,996 shares.
Business Combination
On February 8, 2022, the Company completed the Merger pursuant to the Merger Agreement as described in Note 1. As contemplated by the Merger Agreement and as described in the CCAC definitive proxy statement filed with the United States Securities and Exchange Commission (the “SEC”) on January 6, 2022 (the “Proxy Statement”), CCAC changed its jurisdiction of incorporation by deregistering as an exempted company in the Cayman Islands and continuing and domesticating as a corporation incorporated under the laws of the State of Delaware (the “Domestication”), upon which CCAC changed its name to “Quanergy Systems, Inc.” Immediately after the Domestication, Merger Sub merged with and into Legacy Quanergy, the separate corporate existence of Merger Sub ceased, and Legacy Quanergy is the surviving company in the Merger, and a wholly owned subsidiary of CCAC. CCAC changed its name to “Quanergy Systems, Inc.” (referred to herein, together with its subsidiaries, as “Quanergy”), with Legacy Quanergy Stockholders holding the majority of the common stock of Quanergy.
Effective with the Merger, all outstanding shares of Legacy Quanergy convertible preferred stock were cancelled and converted into shares of common stock of Quanergy. Series B and Series C were converted into shares of common stock of Quanergy using Exchange Ratios of 0.5771 and 0.7155, respectively, and all other classes of preferred stock were converted using an Exchange Ratio of 0.1940.
Upon consummation of the Merger, the 2022 Notes outstanding as of December 31, 2021 were repaid in full including principal and accrued interest through original maturity date of March 15, 2022, and the 2023 Notes converted into shares of common stock at two times the value of the face value of the Notes plus accrued interest through the date of the Merger, in accordance with terms of the settlement provisions included in the convertible note agreements. The derivative liabilities associated with the 2022 Notes and 2023 Notes were remeasured at fair value on the settlement date and then extinguished on the Notes’ conversions and payoffs.
2022 Equity Incentive Plan
The 2022 Equity Incentive Plan (“2022 Plan”) which permits the granting of incentive stock options, non-statutory
stock options, stock appreciation rights, restricted stock, restricted stock units, performance awards, and other equity-based awards to employees, directors and consultants became effective on February 8, 2022 and 679,507 shares of common stock were reserved for issuance under the 2022 Plan.
On February 25, 2022, 189,242 restricted stock units under the 2022 Plan were awarded to certain employees and consultants of the Company. Of this amount, 95,251 restricted stock units were awarded to five related parties and officers of the Company.
2022 Employee Stock Purchase Plan
The 2022 Employee Stock Purchase Plan (“2022 ESPP”), which permits employees to purchase shares of the Company’s common stock, became effective on February 8, 2022 and 41,706 shares of common stock were authorized for sale under the 2022 ESPP.
GEM Agreement
In December 2021, CCAC and GEM entered into a Share Purchase Agreement (the “GEM Agreement”) for the Company’s liquidity needs post Business Combination. Under the GEM Agreement, the Company is entitled to draw down up to $125 million of gross proceeds, over a three year period in exchange for shares of the Company’s common stock. The shares of common stock issued in exchange for funding will be determined at a price equal to 90% of the average closing price of the Company’s common stock over a
30-day
period.
In exchange for GEM’s commitment to fund, the Company issued to GEM a warrant to purchase common stock of the Company exercisable for up to 2.5% of the outstanding common stock of the Company on a fully diluted basis as of the Closing for a period of three years (the “GEM Warrant”), which warrant was fair valued at $4.0 million at origination of the agreement, and agreed to pay $2.5 million in cash or in shares for the GEM commitment fee by the first anniversary of the Closing Date.
The Company accounts for the GEM Agreement as an equity-classified purchase put option. The Company determined that the fair value of the purchase put option approximates the fair value of the GEM warrant issued of approximately $4.0 million. Accordingly, the purchase put option and the common stock warrants are each reflected within equity in connection with the retrospective recapitalization as of December 31, 2021.
In May 2022, the Company drew down $9.9 million on the GEM Agreement. In exchange for funding, Quanergy issued 1,314,519 shares of common stock. The number of shares issued represents three times the fair value of funding received by the Company, based on the closing price of the Company’s stock on the date of the funding request. Based on the GEM Agreement, the number of shares of common stock to settle the draw down of cash is determined by 90% of the average trading price over a
30-day
trading period (“Committed Draw Down Pricing Period”). If the initial issuance of shares is in excess of the number of shares determined to settle the draw down, GEM would have to return the excess shares to Quanergy. In the event there is a shortfall of shares, Quanergy would have to issue more shares to GEM. To account for the contingently returnable shares of common stock on settlement of funding, the Company recorded a share-settled forward asset of $10.0 million on issuance of shares in prepaid expenses and other current assets. Upon settlement of funding in July 2022 GEM returned 56,729 shares to the Company, which were subsequently retired. The Company recognized $9.6 million in expense for the change in fair value of the forward asset through settlement in July 2022.
On August 18, 2022, the Company issued 600,000 shares to GEM as a standard draw against the GEM Agreement. Settlement will occur the day after the end of the
30-day
pricing period, and the cash amount to be received by the Company will be based on the average share price during the
30-day
trading period subsequent to issuance.
Sensata Warrants
In June 2021, the Company issued warrants to purchase 125,000 shares of common stock of the Company in exchange for services to be provided under a Collaboration Agreement with Sensata. Upon the close of the Business Combination, the warrants were fair valued and the Company recorded $17.6 million within additional paid-in
capital, with $8.8 million recorded in prepaid expenses and other current assets, and $8.8 million in other long-term assets. The warrants were subsequently exercised in May 2022 for $25 thousand in cash. The Company will recognize expense under the Collaboration Agreement as services are provided.
Legal Matters
In June 2022 the Company increased the legal accrual settlement to $2.75 million from $2.5 million as of December 31, 2021.
Leases
On July 28, 2022, the Company renewed the lease agreement for its corporate headquarters in Sunnyvale, CA to extend the lease for an additional one-year
term. Either party may terminate the agreement at any time by providing a six month notice.
Related Party Restricted Stock Units
Out of the total RSU grants in 2021, 148,186 were issued to two related parties with an aggregate fair value of $20.1 million. Of the total RSU grants in 2022, 96,586 were issued to twelve related parties with an aggregate fair value of $2.2 million. On the Closing Date, both the performance-based and service-based conditions for vesting of the RSU grants had been satisfied, therefore, $2.5 million and $22.6 million in expenses has been recognized on these awards in the three and six months ended June 30, 2022, respectively.
Related Party Payable
On March 31, 2022, the Company issued 43,150 shares of common stock to reimburse a related party for merger-related expenses of $1.7 million.
As of the date of this report, the remaining amount due to the related party was $1.1 million for merger related expenses paid by the related party on behalf of the Company.
Events Subsequent to Original Issuance of Consolidated Financial Statements (unaudited)
Settlement of GEM Drawdown
On October 3, 2022, the Company settled the second draw on the GEM Agreement and received $1.7 million in cash and 280,000 shares were returned to the Company.
Reverse Stock Split
On October 3, 2022, the Company held a special meeting of our stockholders wherein our stockholders approved a reverse split of the Company’s outstanding common stock at a ratio in the range of 1-for-10 to 1-for-20, to be determined at the discretion of our Board of Directors, to enable the Company to comply with the New York Stock Exchange’s
continued listing requirements. Following such meeting, our Board of Directors approved a final reverse stock split ratio of 1-for-20. The reverse stock split will not change the par value of the Company’s common and preferred stock or the authorized number of common or preferred stock. All issued and outstanding common stock and related per share amounts contained in the consolidated financial statements have been retroactively adjusted to reflect this reverse stock split for all periods presented. The reverse stock split was effected on October 6, 2022.